Net Loss per Share Attributable to Common Stockholders/Earnings (Loss) per Share	6 Months Ended
Jan. 31, 2023
Earnings (Loss) per Share [Line Items]
Net Loss per Share Attributable to Common Stockholders/Earnings (Loss) per Share
18: Net Loss per Share Attributable to Common Stockholders
The Company follows the
two-class
method when computing net loss per share of common stock because it has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings. These participating securities include the Company’s restricted common stock, which has non-
forfeitable rights to participate in any dividends declared on the Company’s common stock. The two-class
method requires all earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings.
Under the
two-class
method, for periods with net income, basic net income per share of common stock is calculated by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is calculated by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses.

Diluted net income per share of common stock is computed under the two-class
method by using the weighted average number of shares of common stock outstanding plus, for periods with net income attributable to common stockholders, the potential dilutive effects of unvested restricted stock, stock options, warrants, and preferred stock.
Due to net losses for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, basic and diluted net loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive to the calculation of net loss per share.
The following table sets forth computation of basic loss per share attributable to common stockholders (in thousands, except share and per share data):

	Successor	Predecessor
	August 3, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Numerator:
Net loss	$(720,647)	$(21,405)	$(38,439)

Net loss per share attributable to common stockholders	$(720,647)	$(21,405)	$(38,439)

Denominator:
Weighted-average common stock outstanding	116,862,277	43,041,209	42,073,351

Net loss per share attributable to common stockholders - basic and diluted	$(6.17)	$(0.50)	$(0.91)

The following potentially dilutive securities were not included in the calculation of weighted average common shares outstanding, as their effects would have been anti-dilutive for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022.

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Preferred stock (on an as-converted basis)
Series Seed redeemable convertible preferred stock	—	18,396,744	18,396,744
Series A redeemable convertible preferred stock	—	31,994,570	31,994,570
Series B redeemable convertible preferred stock	—	53,829,898	53,829,898
Series C redeemable convertible preferred stock	—	42,249,398	42,249,398
Series C-1 redeemable convertible preferred stock	—	22,790,767	22,752,230
Series D redeemable convertible preferred stock	—	27,743,094	27,743,094
Series D-1 redeemable convertible preferred stock	—	11,756,606	11,756,606
Series D-2 redeemable convertible preferred stock	—	1,987,736	1,987,736
Series E redeemable convertible preferred stock	—	30,490,064	29,473,913

Total common stock reserved	—	241,238,877	240,184,189
Common stock
Restricted common stock	—	—	158,773
Sponsor earn-out shares	1,293,750	—	—

Total common stock	1,293,750	—	158,773

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Warrants
Common stock warrants	16,220,756	1,924,790	1,924,790
Series A redeemable convertible preferred stock warrants	—	249,806	249,806
Series B redeemable convertible preferred stock warrants	—	292,682	292,682
Series C-1 redeemable convertible preferred stock warrants	—	1,247,369	1,296,700
Series E redeemable convertible preferred stock warrants	—	2,079,870	1,552,273

Total warrants	16,220,756	5,794,517	5,316,251
Options to purchase common stock
Issued and outstanding	7,926,307	22,178,814	20,695,388
Restricted stock units
Issued and outstanding	747,405	—	—